Citi Fund Services

800 Boylston Street, 24th Floor

Boston, Massachusetts 02199

December 6, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProFunds

File Nos. 333-28339 and 811-08239

Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of ProFunds (the “Trust”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 101 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on November 28, 2017 (Accession No. 0001193125-17-354111).

Questions related to this filing may be directed to my attention at (617) 859-3439 or, in my absence, to Cheryl Ardin, ProShare Advisors LLC, at (240) 497-6581.

Sincerely,

/s/ Jennifer A. English
Jennifer A. English
Senior Vice President Citi Fund Services